RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2015	Dec. 31, 2014
Total due from related parties		$ 37,283		$ 37,283		$ 26,775	$ 8,284
Professional fees		181,052	$ 111,847	637,252	$ 246,584	643,913	645,503
Lone Mountain [Member]
Total due from related parties									$ 40,900
CRD [Member]
Total due from related parties		37,283		37,283		5,000	5,000	$ 5,000
Affiliated customer [Member]
Professional fees	$ 4,425
Blue River [Member]
Total due from related parties							3,284
Consulting term						5 years
Non-exclusive license to our intellectual property						$ 5,000
Consulting fee revenue						71,680	4,425
Accounts payable						4,293	0
Advesa [Member]
Total due from related parties		$ 35,083		$ 35,083		21,755
Advances to related party during period						$ 20,499
Interest rate		7.50%		7.50%
Lease term of laboratory equipment				36 months